Stock Compensation Expense - Schedule of Assumptions Utilized in Determining the Fair Value of Option Grants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend Yield		0.00%
Volatility	80.00%	80.00%
Risk-free Rate – ISOs	3.71%
Risk-free Rate – NQSOs	3.71%
Years to Expiration – ISOs	3 years 6 months
Years to Expiration – NQSOs	3 years 6 months
ISOs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price – ISOs (in Dollars per share)		$ 1.66
Exercise Price – NQSOs (in Dollars per share)		$ 1.66
Risk-free Rate – ISOs		4.36%
Risk-free Rate – NQSOs		4.36%
Years to Expiration – ISOs		5 years
Years to Expiration – NQSOs		5 years
NQSOs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price – ISOs (in Dollars per share)		$ 1.66
Exercise Price – NQSOs (in Dollars per share)		$ 1.66
Risk-free Rate – ISOs		4.36%
Risk-free Rate – NQSOs		4.36%
Years to Expiration – ISOs		5 years
Years to Expiration – NQSOs		5 years